Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Raw materials	$ 99,769	$ 56,524
Work in process	23,543	5,566
Finished goods	57,504	32,530
Total	$ 180,816	$ 94,620